As filed with the Securities and Exchange Commission on August 14, 2015 Securities Act File No. 333-141111 Investment Company Act File No. 811-22025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 52	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 53 (Check appropriate box or boxes)	☒

VOYA SEPARATE PORTFOLIOS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr.	With copies to:
Voya Investments, LLC	Elizabeth J. Reza
7337 E. Doubletree Ranch Road, Suite 100	Ropes & Gray LLP
Scottsdale, AZ 85258	Prudential Tower
(Name and Address of Agent for Service)	800 Boylston Street
Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 52 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 14th day of August 2015.

Voya Separate Portfolios Trust

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

	President, Chief Executive Officer	August 14, 2015
Shaun P. Mathews*	and Interested Trustee

	Senior Vice President and	August 14, 2015
Todd Modic*	Chief/Principal Financial Officer

	Trustee	August 14, 2015
Colleen D. Baldwin*

	Trustee	August 14, 2015
John V. Boyer*

	Trustee	August 14, 2015
Patricia W. Chadwick*

	Trustee	August 14, 2015
Albert E. DePrince, Jr.*

	Trustee	August 14, 2015
Peter S. Drotch*

	Trustee	August 14, 2015
Russell H. Jones*

	Trustee	August 14, 2015
Patrick W. Kenny*

	Trustee	August 14, 2015
Joseph E. Obermeyer*

	Trustee	August 14, 2015
Sheryl K. Pressler*

	Trustee	August 14, 2015
Roger B. Vincent*

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* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-fact **

**        Powers of Attorney for Shaun Mathews, Todd Modic and each Trustee dated July 9, 2015 were filed as attachments to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on July 29, 2015 and incorporated herein by reference.

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EXHIBIT INDEX

Voya Separate Portfolios Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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